Annual Fund Operating Expenses	Mar. 13, 2026
Callodine Equity Income Series Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.27%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.95%
Callodine Equity Income Series Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.06%	[1]
Component2 Other Expenses	0.19%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	1.20%
Callodine Equity Income Series Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.80%
Core Bond Series Class W
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	(0.28%)	[2]
Net Expenses (as a percentage of Assets)	0.05%
Credit Series Class W
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.37%
Fee Waiver or Reimbursement	(0.27%)	[3]
Net Expenses (as a percentage of Assets)	0.10%
Diversified Tax Exempt Series Class W
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.43%
Fee Waiver or Reimbursement	(0.30%)	[5]
Net Expenses (as a percentage of Assets)	0.13%
High Yield Bond Series Class W
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%	[6]
Component2 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.51%	[7]
Fee Waiver or Reimbursement	(0.40%)	[6]
Net Expenses (as a percentage of Assets)	0.11%	[7]
Systematic High Yield Bond Series Class W
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.44%	[8]
Acquired Fund Fees and Expenses	0.01%	[9]
Expenses (as a percentage of Assets)	1.80%	[10]
Fee Waiver or Reimbursement	(1.69%)	[11]
Net Expenses (as a percentage of Assets)	0.11%	[10]
Unconstrained Bond Series Class W
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.39%	[12]
Fee Waiver or Reimbursement	(0.33%)	[13]
Net Expenses (as a percentage of Assets)	0.06%	[12]
Core Bond Series Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[14],[15]
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	0.00%	[15]
Net Expenses (as a percentage of Assets)	0.45%
Core Bond Series Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%	[15]
Component2 Other Expenses	0.16%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	0.00%	[15]
Net Expenses (as a percentage of Assets)	0.66%
Core Bond Series Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[15]
Component2 Other Expenses	0.08%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	(0.03%)	[15]
Net Expenses (as a percentage of Assets)	0.30%
Credit Series Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.00%)	[16],[17]
Net Expenses (as a percentage of Assets)	0.50%
Credit Series Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	0.00%	[17]
Net Expenses (as a percentage of Assets)	0.67%
Credit Series Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.37%
Fee Waiver or Reimbursement	(0.02%)	[17]
Net Expenses (as a percentage of Assets)	0.35%
Diversified Tax Exempt Series Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[18]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.43%
Fee Waiver or Reimbursement	0.00%	[19]
Net Expenses (as a percentage of Assets)	0.43%	[20]
High Yield Bond Series Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[21]
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	0.00%	[21]
Net Expenses (as a percentage of Assets)	0.58%
High Yield Bond Series Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.01%	[21]
Component2 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	0.00%	[21]
Net Expenses (as a percentage of Assets)	0.88%
High Yield Bond Series Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[21]
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	0.00%	[21]
Net Expenses (as a percentage of Assets)	0.46%
Systematic High Yield Bond Series Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	44.63%	[22]
Acquired Fund Fees and Expenses	0.01%	[23]
Expenses (as a percentage of Assets)	44.99%	[24]
Fee Waiver or Reimbursement	(44.38%)	[25]
Net Expenses (as a percentage of Assets)	0.61%	[24]
Systematic High Yield Bond Series Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	142.17%	[22]
Acquired Fund Fees and Expenses	0.01%	[23]
Expenses (as a percentage of Assets)	142.78%	[24]
Fee Waiver or Reimbursement	(141.92%)	[25]
Net Expenses (as a percentage of Assets)	0.86%	[24]
Systematic High Yield Bond Series Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	143.91%	[22]
Acquired Fund Fees and Expenses	0.01%	[23]
Expenses (as a percentage of Assets)	144.27%	[24]
Fee Waiver or Reimbursement	(143.81%)	[25]
Net Expenses (as a percentage of Assets)	0.46%	[24]
Unconstrained Bond Series Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[26]
Component2 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	0.00%	[26]
Net Expenses (as a percentage of Assets)	0.49%
Unconstrained Bond Series Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.01%	[26]
Component2 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	0.00%	[26]
Net Expenses (as a percentage of Assets)	0.75%
Unconstrained Bond Series Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[26]
Component2 Other Expenses	0.08%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement	(0.03%)	[26]
Net Expenses (as a percentage of Assets)	0.36%

[1]	Pursuant to an expense limitation agreement, Manning & Napier Advisors, LLC (the Advisor or Manning & Napier) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of Distribution and Service (12b-1) Fees (“excluded expenses”), do not exceed 0.95% of the average daily net assets of the Class I and Class S shares, and 0.80% of the average daily net assets of the Class Z shares. These contractual waivers will continue indefinitely, and may only be amended or terminated with the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses does not apply to AFFE, which are expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period (i.e., the three year period following a waiver or reimbursement) preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[2]	Manning & Napier Advisors, LLC (the Advisor or Manning & Napier) has contractually agreed to waive the management fee for the Class W shares. In addition, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of the Class W Shares, do not exceed 0.05% of the average daily net assets of the Class W shares. These contractual waivers will continue indefinitely, and may only be amended or terminated with the approval of the Series’ Board of Directors. The Advisor’s agreement to limit the Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[3]	Manning & Napier Advisors, LLC (the Advisor or Manning & Napier) has contractually agreed to waive the management fee for the Class W shares. In addition, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of the Class W Shares, exclusive of Distribution and Service (12b-1) Fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.10% of the average daily net assets of the Class W shares. These contractual waivers will continue indefinitely, and may only be amended or terminated with the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period (i.e., the three year period following a waiver or reimbursement) preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[4]	Management fees have been restated to reflect contractual changes to the management fees paid by the Series, which were reduced from 0.50% to 0.30% effective March 1, 2025.
[5]	Manning & Napier Advisors, LLC (the Advisor or Manning & Napier) has contractually agreed to waive the management fee for the Class W shares. In addition, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of the Class, exclusive of waived Class W management fees (“excluded expenses”), do not exceed 0.30% of the average daily net assets of the Class W shares. These contractual waivers will continue indefinitely, and may only be amended or terminated with the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[6]	Manning & Napier Advisors, LLC (the Advisor or Manning & Napier) has contractually agreed to waive the management fee for the Class W shares. In addition, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of the Class W Shares, exclusive of Distribution and Service (12b-1) Fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.10% of the average daily net assets of the Class W shares. These contractual waivers will continue indefinitely, and may only be amended or terminated with the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[7]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[8]	Other Expenses are based on estimated amounts for the current fiscal year.
[9]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[10]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[11]	Manning & Napier Advisors, LLC (the Advisor or Manning & Napier) has contractually agreed to waive the management fee for the Class W shares. In addition, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of the Class W Shares, exclusive of Distribution and Service (12b-1) Fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.10% of the average daily net assets of the Class W shares. These contractual waivers will continue indefinitely, and may only be amended or terminated with the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the Series through its investments in other investment companies, as described in footnote 2. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period (i.e., the three year period following a waiver or reimbursement) preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[12]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[13]	Manning & Napier Advisors, LLC (the Advisor or Manning & Napier) has contractually agreed to waive the management fee for the Class W shares. In addition, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary, so that the total direct annual fund operating expenses of Class W Shares, exclusive of Distribution and Service (12b-1) Fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.05% of the average daily net assets of the Class W shares. These contractual waivers will continue indefinitely, and may only be amended or terminated with the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[14]	Less than 0.01%
[15]	Pursuant to a separate expense limitation agreement Manning & Napier Advisors, LLC (the Advisor or Manning & Napier) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of Distribution and Service (12b-1) Fees(“excluded expenses”), do not exceed 0.45% of the average daily net assets of the Class S and Class I shares, and 0.30% of the average daily net assets of the Class Z shares. These contractual waivers will continue indefinitely, and may only be amended or terminated with the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[16]	Less than 0.01%
[17]	Pursuant to a separate expense limitation agreement Manning & Napier Advisors, LLC (the Advisor or Manning & Napier) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of Distribution and Service (12b-1) Fees (“excluded expenses”), do not exceed 0.50% of the average daily net assets of the Class S and Class I shares, and 0.35% of the average daily net assets of the Class Z shares. These contractual waivers will continue indefinitely, and may only be amended or terminated with the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period (i.e., the three year period following a waiver or reimbursement) preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[18]	Management fees have been restated to reflect contractual changes to the management fees paid by the Series, which were reduced from 0.50% to 0.30% effective March 1, 2025.
[19]	Pursuant to a separate expense limitation agreement Manning & Napier Advisors, LLC (the Advisor or Manning & Napier) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of the Class A shares, do not exceed 0.60% of the average daily net assets of the Class. These contractual waivers will continue indefinitely, and may only be amended or terminated with the approval of the Series’ Board of Directors. The Advisor’s agreement to limit the Class’s A operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from the Class the difference between the Class’s total direct annual fund operating expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[20]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights because management fees have been restated to reflect contractual changes to the management fees paid by the Series.
[21]	Pursuant to a separate expense limitation agreement Manning & Napier Advisors, LLC (the Advisor or Manning & Napier) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of Distribution and Service (12b-1) Fees (“excluded expenses”), do not exceed 0.65% of the average daily net assets of the Class S and Class I shares, and 0.50% of the average daily net assets of the Class Z shares. These contractual waivers will continue indefinitely, and may only be amended or terminated with the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[22]	Other Expenses are based on estimated amounts for the current fiscal year.
[23]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[24]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[25]	Less than 0.01%Pursuant to a separate expense limitation agreement Manning & Napier Advisors, LLC (the Advisor or Manning & Napier) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of Distribution and Service (12b-1) Fees (“excluded expenses”), do not exceed 0.60% of the average daily net assets of the Class S and Class I shares, and 0.45% of the average daily net assets of the Class Z shares. These contractual waivers will continue indefinitely, and may only be amended or terminated with the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the Series through its investments in other investment companies, as described in footnote 2. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee or expense reimbursements made during the rolling three-year period (i.e., the three year period following a waiver or reimbursement) preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.
[26]	Pursuant to a separate expense limitation agreement Manning & Napier Advisors, LLC (the Advisor or Manning & Napier) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of Distribution and Service (12b-1) Fees (“excluded expenses”), do not exceed 0.50% of the average daily net assets of the Class S and Class I shares, and 0.35% of the average daily net assets of the Class Z shares. These contractual waivers will continue indefinitely, and may only be amended or terminated with the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.